Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Sep. 30, 2021
Significant Accounting Policies [Abstract]
Basis of preparation	The unaudited condensed consolidated interim financial statements of Global Blue Group Holding AG have been prepared in accordance with International Accounting Standard IAS 34 ‘Interim financial reporting’ as issued by the International Accounting Standards Board (IASB) and are presented in thousands of Euros (EURk).
Basis of preparation
The Group’s unaudited condensed consolidated interim financial statements for the three and six months reporting period ended September 30, 2021 have been prepared in accordance with IAS 34 ‘Interim financial reporting’.
All comparative balances presented in these financial statements prior to August 28, 2020 are those of Global Blue Group AG, the previous parent of the group, prior to the reorganization conducted as part of the merger and subsequent listing.
The consolidated financial statements have been prepared on a historical cost basis, except for warrants, derivative financial instruments and put options that have been measured at fair value.
Basis of consolidation	The primary financial statements are presented in a format consistent with the consolidated financial statements presented in the March 2021 Annual Financial Report for Global Blue Group Holding AG under IAS 1 Presentation of Financial Statements, but this interim financial report contains condensed financial statements prepared in accordance with IAS 34, in that it does not include all of the notes that would be required in a complete set of financial statements. This interim financial report should be read in conjunction with the consolidated financial statements for Global Blue Group Holding AG for the year ended March 31, 2021.
Restatement of prior period unaudited Condensed Consolidated Interim Financial Statements
Restatement of prior period unaudited Condensed Consolidated Interim Financial Statements
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (the “SEC”) together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). The SEC Statement clarified guidance for all SPAC-related companies regarding the accounting and reporting for their warrants. That guidance, applicable for U.S. GAAP-reporting companies, could result in SPAC-issued warrants being classified as a liability measured at fair value, with non-cash fair value adjustments recorded in the statement of operations for each reporting period.
Under IFRS, and in relation to SPAC-issued warrants, there are alternative views on how to determine the charge for listing services; one view is to continue accounting for them under IFRS 2 and be presented in equity, and the other is to evaluate under IAS 32 and be presented as a liability and adjusted to fair value at the balance sheet date.
Given the alternative views, the Company deemed there was a choice to account for the warrants under IFRS 2 as part of equity or as a liability under IAS 32 and elected to present the warrants under IFRS 2. The Company has observed that other foreign private issuers have recently revised or restated their interim and/or annual financial statements, following the dialogue they reported with the Staff, and changed the presentation of their warrants from equity to liability under IFRS.
The Company, previously classifying its warrants as equity, reviewed and discussed the accounting treatment of its warrants with its financial advisors and the Audit Committee of its Board of Directors, and evaluated the applicability and potential impact of the SEC Staff’s view on the accounting for the warrants under IFRS.
Following this review and evaluation, and after consulting with management, the Company’s board of directors, upon the recommendation of the audit committee, concluded that, in light of the recent developments it should restate its financial statements to correct for the misapplication of IFRS and to account for the warrants as a liability that is adjusted to fair value. Therefore, the Company has restated its unaudited condensed interim consolidated financial statements for the prior three-, and six-month periods ended September 30, 2020 to present the warrants as a liability and to adjust for the changes in fair value. Consequently, within these financial statements Global Blue has restated its unaudited condensed consolidated Income Statement for the three, and six months ended September 30, 2020, its unaudited condensed consolidated Statement of Comprehensive Income/(Loss) for the three, and six months ended September 30, 2020, its unaudited interim condensed Consolidated Statement of Cash Flows for the six months ended September 30, 2020, and its unaudited interim condensed Consolidated Statement of Changes in Equity for the six months ended September 30, 2020.

This restatement results in non-cash financial statement corrections for the Affected Period.
In addition, for the three and six months ended September 30, 2020, basic and diluted loss per preference share were restated to correct the allocation of income between the two classes of shares. The adjustment to basic and diluted preference shares also reflects a correction in the number of weighted average shares outstanding.
The financial statements for the year ended March 31, 2021 were restated in the Amendment No. 1 of the 20-F/A published on December 7, 2021.